Net Loss Per Share (Tables) - Blade Therapeutics, Inc. [Member]	12 Months Ended
Dec. 31, 2021
Net Loss Per Share (Tables) [Line Items]
Schedule of basic and diluted loss per share
	Year Ended December 31,
	2020	2021
Numerator:
Net loss attributable to common stockholders	$(36,013)	$(39,529)
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	9,006,819	13,210,927
Net loss per share attributable to common stockholders, basic and diluted	$(4.00)	$(2.99)

Schedule of diluted net loss per share attributable to common stockholders
	December 31,
	2020	2021
Convertible preferred stock	83,044,690	83,044,690
Outstanding stock options	17,468,983	21,552,842
Outstanding common stock warrants	336,436	336,436
Convertible promissory notes	29,384,943	48,795,210
Unvested early exercised stock awards	60,082	—
Total	130,295,134	153,729,178